ACCEL NETWORKS LLC Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 18, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Cash consideration		$ 0	$ 0	$ 9,471
Goodwill, Acquired During Period		$ 51,848	$ 2,702
Accel Networks LLC [Member]
Business Acquisition [Line Items]
Cash consideration	$ 9,471
Contingent Consideration	$ 753
Business Acquisition, Effective Date of Acquisition	Jun. 18, 2015
Goodwill, Acquired During Period	$ 3,706
Maximum [Member] | Accel Networks LLC [Member]
Business Acquisition [Line Items]
Contingent consideration, maximum	$ 1,500